Revenues	3 Months Ended
Mar. 31, 2019
Revenue Recognition [Abstract]
Revenues

Note 3. Revenues

Disaggregation of Revenues

The following table presents the Company’s revenues disaggregated by geographical region (based on the Company's customers' locations) and revenue type for the three months ended March 31, 2019 and 2018:

	March 31,
	2019	2018
	(U.S. $ in thousands)
Americas
Products	$58,054	$50,244
Service	38,444	37,670
Total Americas	96,498	87,914

EMEA
Products	28,085	31,981
Service	6,698	6,990
Total EMEA	34,783	38,971

Asia Pacific
Products	18,952	21,692
Service	5,067	5,256
Total Asia Pacific	24,019	26,948

Total Revenues	$155,300	$153,833

The following table presents the Company’s revenues disaggregated based on the timing of revenue recognized for the three months ended March 31, 2019 and 2018:

	March 31,
	2019	2018
	(U.S. $ in thousands)
Revenues recognized in point in time from:
Products	$105,091	$103,917
Services	31,435	30,882
Total revenues recognized in point in time	136,526	134,799

Revenues recognized over time from:
Services	18,774	19,034
Total revenues recognized over time	18,774	19,034

Total Revenues	$155,300	$153,833

Contract Assets and Contract Liabilities

Contract assets are recorded when the Company's right to consideration is conditional on constraints other than the passage of time. The Company had no material contract assets as of March 31, 2019.

Contract liabilities include advance payments and billings in excess of revenue recognized, which are primarily related to advanced billings for service type warranty. Contract liabilities are presented under deferred revenues. The Company's deferred revenues as of March 31, 2019 and December 31, 2018 were as follows:

	March 31,	December 31,
	2019	2018
	U.S. $ in thousands
Deferred revenue*	71,304	72,387

*	Includes $17.3 million and $18.4 million under long term deferred revenue in the Company's consolidated balance sheets as of March 31, 2019 and December 31, 2018, respectively.

Revenue recognized in the first quarter of 2019 that was included in deferred revenue balance as of January 1, 2019 was $17.8 million.

Remaining Performance Obligations

Remaining Performance Obligations ("RPO") represents contracted revenue that has not yet been recognized, which includes deferred revenue and amounts that will be invoiced and recognized as revenue in future periods. As of March 31, 2019, the total RPO amounted to $92.2 million. The Company expects to recognize $74.0 million of this RPO during the next 12 months, $12.0 million over the subsequent 12 months and the remainder thereafter.

Incremental Costs of Obtaining a Contract

Sales commissions earned mainly by the Company’s sales agents are considered incremental costs of obtaining a contract with a customer, as the Company expects the benefit of those commissions to be longer than one year. The majority of the sales commissions are not subject to capitalization, as the commission expense is recognized as the related revenue is recognized. Sales commissions for initial contracts related to the service type warranty are deferred and then amortized on a straight-line basis over the expected customer relationship period if the Company expects to recover those costs. Amortization expense is included in selling, general and administrative expenses in the consolidated statements of operations. As of March 31, 2019, the deferred commission amounted to $3.3 million.